AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2010

FILE NO. 033-86006
FILE NO. 811-08850

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32 [X]

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33  [X]

ICAP FUNDS, INC.
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

Marguerite E. H. Morrison, Esq. ICAP Funds, Inc. 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[  ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on February 26, 2010, pursuant to paragraph (b)(1) of Rule 485
[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]   on ________, pursuant to paragraph (a)(1) of Rule 485
[  ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY STATEMENT

This Post-Effective Amendment No. 32 to the Registration Statement of ICAP Funds, Inc. (“Registrant”), is being filed to delay the effectiveness of Post-Effective Amendment No. 31, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on December 22, 2009 (Accession No. 0001144204-09-065737) ("PEA 31"). Parts A and B of PEA 31 are incorporated by reference herein in their entirety.  A Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 32 is intended to become effective on February 26, 2010.

PART C — ICAP Funds, Inc.

Item 28.	Other Information

a.	Charter Documents
1.	Registrant’s Articles of Incorporation – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997*
2.
Registrant’s Articles Supplementary, dated December 8, 1997 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997*

3.
Registrant’s Articles of Amendment, dated April 29, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005*

4.
Registrant’s Articles Supplementary, dated May 22, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006*

5.	Registrant’s Articles of Amendment, dated May 22, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 28, 2006*
6.
Registrant’s Articles of Amendment, dated April 16, 2007 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 20, 2007*

7.
Registrant’s Articles Supplementary dated April 11, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

8.	Registrant’s Articles Supplementary dated July 10, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 7, 2009*

b.	By-Laws
1.	Registrant’s By-Laws – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997*
2.
Amendment to Registrant’s By-Laws dated February 16, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005*

c.	Instruments Defining Rights of Security Holders – Inapplicable

d.	Investment Advisory Contracts
1.
Investment Advisory Agreement dated as of August 25, 2006 with New York Life Investment Management LLC – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

a.
Form of Amendment to Management Agreement dated as of April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

b.
Amendment to Management Agreement, dated as of April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

c.
Amended and Restated Management Agreement dated August 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

d.
Expense Limitation Agreement for ICAP Equity Fund and ICAP Global Fund dated August 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

e.
Expense Limitation Agreement for ICAP Select Equity Fund and ICAP International Fund dated August 25, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

2.
Subadvisory Agreement dated as of August 31, 2006 between New York Life Investment Management LLC and Institutional Capital LLC – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

a.
Form of Amendment to Subadvisory Agreement, dated April 11, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

b.
Amended and Restated Subadvisory Agreement dated August 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

e.	Underwriting Contracts
1.
Distribution Agreement dated as of June 30, 2006 with NYLIFE Distributors LLC – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

f.	Bonus or Profit Sharing Contracts – Inapplicable

g.	Custody Agreements
1.
Master Custodian Agreement with Investors Bank and Trust Company dated as of June 30, 2005 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

a.
Amendment to Master Custodian Agreement with Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

b.
Extension Agreement (for Master Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

c.
Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

d.
Amendment to Master Custodian Agreement with State Street Bank and Trust Company, dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

e.
Amendment to Master Custodian Agreement with State Street Bank and Trust Company, dated February 13, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

2.
Amendment to Master Delegation Agreement with Investors Bank and Trust Company dated as of September 27, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

a.
Amendment to Master Delegation Agreement, dated April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

b.
Amendment to Master Delegation Agreement with State Street Bank and Trust Company, dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

c.
Amendment to Master Delegation Agreement with State Street Bank and Trust Company, dated February 13, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

h.	Other Material Contracts
1.	Transfer Agency Agreements

a.
Transfer Agency Agreement with NYLIM Service Company LLC dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

b.
Amended and Restated Transfer Agency Agreement with NYLIM Service Company dated October 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

c.
Form of Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

d.
Form of Amendment to Sub-Transfer Agency and Service Agreement, dated April 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

e.
Amendment to Sub-Transfer Agency and Service Agreement with BFDS dated October 1, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

2.	Sub-Accounting and Sub-Administration Agreements
a.
Sub-Administration and Sub-Fund Accounting Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

b.
Amendment to Sub-Administration and Sub-Fund Accounting Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company dated as of August 31, 2006 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

c.
Extension Agreement (for Master Sub-Accounting and Sub-Administration Agreement) dated January 31, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

d.
Form of Amendment to Master Sub-Accounting and Sub-Administration Agreement dated April 30, 2008 - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

e.
Amendment to Master Sub-Accounting and Sub-Administration Agreement with State Street Bank and Trust Company dated September 29, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

f.
Amendment to Master Sub-Accounting and Sub-Administration Agreement with State Street Bank and Trust Company dated February 13, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

3.	Shareholder Services Plans
a.	Shareholder Services Plan (Class R1 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*
b.	Shareholder Services Plan (Class R2 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*
c.	Shareholder Services Plan (Class R3 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*
4.
Indemnification Agreement with Dr. Gentry dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

5.
Indemnification Agreement with Mr. Hays dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

6.
Indemnification Agreement with Mr. Nations dated February 11, 2004 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004*

7.	Expense Limitation Agreement dated August 1, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*
8.
Voluntary Expense Limitation Agreement dated August 1, 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*

i.	Legal Opinions
1.	Opinion and Consent of Counsel – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 20, 2007*

j.	Other Opinions
1.	Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

k.	Omitted Financial Statements – Inapplicable

l.	Initial Capital Agreements
1.	Subscription Agreements – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997*

m.	Rule 12b-1 Plans
1.
Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

3.
Plan of Distribution pursuant to Rule 12b-1 (Class C Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

4.
Plan of Distribution pursuant to Rule 12b-1 (Class R2 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

5.
Plan of Distribution pursuant to Rule 12b-1 (Class R3 Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2006*

6.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

7.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class C Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

8.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class R2 Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

9.
Form of Plan of Distribution pursuant to Rule 12b-1 (Class R3 Shares) - Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

10.
Form of Plan of Distribution pursuant to Rule 12b-1 (Investor Class Shares) - Previously with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2008*

11.
Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*

n.	Rule 18f-3 Plans
1.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 22, 2009*

o.	Reserved

p.	Codes of Ethics
1.	Code of Ethics for ICAP Funds, Inc. dated December 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*
2.
Code of Ethics for New York Life Investment Management Holdings LLC, January 2009 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*

Other Exhibits

1.	Powers of Attorney – Previously filed with Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on September 11, 2007*
2.	Power of Attorney of John Kim dated September 30, 2008 – Previously filed with Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 2, 2009*
__________________
*    Incorporated herein by reference.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant neither controls any person nor is under common control with any other person.

ITEM 30.	INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

In addition, Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

In addition, each Director has entered into a written agreement with the Corporation pursuant to which the Corporation is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Charter and By-laws of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

Information regarding the business, profession, vocation or employment of a substantial nature of the directors and officers of the Registrant’s investment adviser, New York Life Investment Management LLC (“New York Life Investments”) and subadvisor, Institutional Capital LLC (“ICAP”) is included below:

New York Life Investments

New York Life Investments acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds, ICAP Funds, Inc., MainStay Funds Trust and MainStay VP Series Fund, Inc. Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds and the MainStay Funds; Director of Eclipse Funds Inc., ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Barry A. Schub	Executive Vice President	Senior Vice President of New York Life Insurance Company; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYLIFE Distributors LLC
David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC; Senior Vice President of New York Life Insurance Company.

Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC; Assistant Secretary of Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Tony H. Elavia	Senior Managing Director	Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona

Donald A. Salama	Senior Managing Director	Senior Managing Director - Retirement Services of NYLIFE Distributors LLC
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III (Mauritius) LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Co.
Robert DiMella	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Gary Goodenough	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John Loffredo	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Michael P. Maquet	Senior Managing Director	President, Madison Square Investors LLC
James Ramsay	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John C. Siciliano	Manager, Senior Managing Director and Head of Investment Boutiques
Manager and Senior Managing Director of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Sara L. Badler	Senior Managing Director	Senior Managing Director and Chief Compliance Officer of New York Life Investment Management Holdings LLC

ICAP

Institutional Capital LLC (“ICAP”) acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds and ICAP Funds, Inc. Certain information on each executive officer of ICAP is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of ICAP is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

NAME	POSITION(S) WITH INSTITUTIONAL CAPITAL LLC	OTHER BUSINESS
Jerrold K. Senser	Manager, Chief Executive Officer and Chief Investment Officer	None
Paula L. Rogers	Manager and President	None
Thomas R. Wenzel	Executive Vice President and Director of Research	None
Brian Franc	Executive Vice President and Chief Compliance Officer	None
Robert J. Lukaszewicz	Executive Vice President and Chief Financial Officer	None
Michael F. Citrano	Executive Vice President and Director of MIS	None
Kain D. Cederberg	Executive Vice President and Director of Trading	None
John P. Garrett	Senior Vice President	None
Keith D. Watson	Executive Vice President and Head of Consultant Relationships	None
Scott E. Weisenberger	Executive Vice President and Director of Business Development and Client Services	None
Benjamin H. Bielawski	Senior Vice President	None
Jeffrey A. Miller	Senior Vice President	None
Kathleen C. Pease	Senior Vice President	None
Andrew P. Starr	Senior Vice President	None
Robert D. Stoll	Senior Vice President	None
Matthew T. Swanson	Senior Vice President	None
William Van Tuinen	Senior Vice President	None
Susan F. Lippa	Senior Vice President	None

Item 32.	Principal Underwriters

a.            NYLIFE Distributors LLC acts as the principal underwriter for:

The MainStay Funds (File No. 033-2610)
Eclipse Funds Inc. (File No. 033-36962)
Eclipse Funds (File No. 033-08865)
MainStay VP Series Fund, Inc. (File No. 002-86082)
ICAP Funds, Inc. (File No. 33-86006)
MainStay Funds Trust (File No. 333-160918)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account

NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
NYLIAC Institutionally Owned Life Insurance Separate Account

b.	Business Position(s) and Office(s) with NYLIFE Position(s) and Office(s) Name and Principal Address (1) Distributors LLC with the ICAP Funds

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board and Chief Executive Officer	None
Christopher O. Blunt	Manager and Executive Vice President, Retirement Income Security	None
John A. Cullen	Manager and Chairman of the Audit Committee	None
Stephen P. Fisher	Manager, President and Chief Operating Officer	President
Barry A. Schub	Manager	None
Scott L. Berlin	Executive Vice President, Life Distribution	None
Robert J. Hebron	Executive Vice President, Executive Benefits	None
John R. Meyer	Executive Vice President, Retirement Income Security	None
John Santaguida	Executive Vice President, McMorgan Distribution	None
Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None
Thomas A. Clough	Senior Managing Director, Retirement Services	None
Barbara McInerney	Senior Managing Director, Compliance	None
Donald A. Salama	Senior Managing Director, Retirement Services	None
David L. Bangs	Managing Director, NYLCAP Institutional Sales	None
Michael D. Coffey	Senior Managing Director, Retirement Income Security	None
Philip L. Gazzo	Managing Director, Retirement Income Security	None
Mark A. Gomez	Managing Director and Chief Compliance Officer	None
David G. Bedard	Senior Managing Director and Chief Financial Officer	None

Joseph J. Henehan	Managing Director, Retirement Services	None
Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary
Christopher V. Parisi	Managing Director, Retirement Income Security	None
Amanda Parness	Managing Director, Institutional Sales	None
Steven Sexeny	Managing Director, Madison Square Investors Institutional Products Distribution	None
Stephen Fiacco	Managing Director, Retirement Income Security	None
John C. Siciliano	Manager and Member of Audit Committee	None
Rebekah M. Mueller	Managing Director, Retirement Services	None
Penny Nelson	Manager and Managing Director, Operations	None
Mark S. Niziak	Managing Director, Retirement Services	None

c.	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder, are in the possession of ICAP, Registrant’s subadviser, at Registrant’s corporate offices, except (1) records held and maintained by Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, relating to its function as custodian, administrator and fund accountant, and (2) records held and maintained by Registrant’s investment adviser, New York Life Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 17th day of February, 2010.

ICAP FUNDS, INC.

      By:    /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities indicated on February 17, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Director and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Director
John Y. Kim

/s/ Alan R. Latshaw*	Director
Alan R. Latshaw

/s/ Peter Meenan*	Director
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Director
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
Richard S. Trutanic

/s/ Roman L. Weil*	Director
Roman L. Weil

/s/ John A. Weisser*	Director
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By:	/s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
As Attorney-in-Fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.